Financial instruments - Fair values and risk management - Movement in the loss allowance account (Details) - Allowance for impairment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Balance at January 1	$ 2,424	$ 1,592
Additions from acquisition	80	0
Net remeasurement of loss allowance	366	782
Amounts written off	(2,132)	(42)
Exchange differences	2	92
Balance at December 31	$ 740	$ 2,424